Mortgages and Notes Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Note receivable Variable interest entity, not the primary beneficiary PTI Boise LLC
Mortgages and Notes Receivable
Gain on early extinguishment of debt recorded by joint venture	$ 1,481	$ 8,977	$ 1,000